Share capital (Tables)	12 Months Ended
Dec. 31, 2024
Share capital [Abstract]
Common shares issued	Number issued (number of shares) 2024 2023 Beginning of year 434,175,752 432,518,470 Issued: Stock option plan [note 24] 1,136,331 1,657,282 End of year 435,312,083 434,175,752